Summary of Significant Accounting Policies - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of the year	$ 61
Warranty Provision	198	$ 118
Warranty Claims Settled	(232)	(57)
Balance at end of the year	$ 27	$ 61